Basic and diluted loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic and diluted loss per share
Net loss attributable to the shareholders of: Greenbrook TMS	$ (61,726,474)	$ (24,751,487)	$ (29,663,540)
Weighted average common shares outstanding: Basic and diluted	23,235,655	15,423,870	12,799,876
Loss per share: Basic	$ (2.66)	$ (1.60)	$ (2.32)
Loss per share: Diluted	$ (2.66)	$ (1.60)	$ (2.32)
Options excluded from the diluted calculation	764,667	897,500	736,500
Lender warrants excluded from the diluted calculation	51,307	51,307	51,307
Broker warrants excluded from the diluted calculation	0	0	112,909